Strategy Shares Gold-Hedged Bond ETF (GOLY)	July 31, 2024 (Unaudited)

Portfolio of Investments* Summary Table

Percentage of Value
Communication Services	10.7%
Consumer Discretionary	6.2%
Consumer Staples	12.7%
Energy	5.2%
Financials	26.5%
Health Care	8.7%
Industrials	8.7%
Information Technology	8.2%
Materials	3.0%
Real Estate	3.9%
Utilities	6.2%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments*

Principal Amount		Value
Corporate Bonds — 68.2%
Communication Services — 5.5%
$133,000	Verizon Communications, Inc., 4.52%, 9/15/48	$116,861
126,000	Walt Disney Co. (The), 2.65%, 1/13/31	112,133
		228,994
Consumer Discretionary — 4.5%
119,000	Amazon.com, Inc., 1.50%, 6/03/30	101,438
77,000	Home Depot, Inc. (The), 5.88%, 12/16/36	83,715
		185,153
Consumer Staples — 9.3%
126,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/01/36	123,115
98,000	BAT Capital Corp., 3.56%, 8/15/27	94,452
105,000	Coca-Cola Co. (The), 1.38%, 3/15/31	86,352
91,000	Costco Wholesale Corp., 1.60%, 4/20/30	78,238
		382,157
Energy — 3.8%
91,000	Chevron Corp., 2.24%, 5/11/30	80,573
84,000	MPLX LP, 2.65%, 8/15/30	74,169
		154,742
Financials — 16.9%
35,000	Capital One Financial Corp., 3.80%, 1/31/28	33,757
119,000	Citigroup, Inc., 4.41%, 3/31/31	115,664
91,000	Fiserv, Inc., 3.50%, 7/01/29	86,069
126,000	Goldman Sachs Group, Inc. (The), 1.99%, 1/27/32	104,466
112,000	JPMorgan Chase & Co., 4.49%, 3/24/31	110,175
98,000	MetLife, Inc., 4.55%, 3/23/30	98,230
42,000	Northern Trust Corp., 1.95%, 5/01/30	36,407
119,000	Wells Fargo & Co., 3.00%, 10/23/26	114,511
		$699,279
Principal Amount		Value
Corporate Bonds — 68.2%— (Continued)
Health Care — 6.3%
98,000	AbbVie, Inc., 3.20%, 11/21/29	$91,947
77,000	Amgen, Inc., 2.20%, 2/21/27	72,368
98,000	CVS Health Corp., 4.30%, 3/25/28	96,078
		260,393
Industrials — 6.4%
112,000	Boeing Co. (The), 5.15%, 5/01/30	110,297
70,000	General Electric Co., 5.88%, 1/14/38	74,278
77,000	Southwest Airlines Co., 5.13%, 6/15/27	77,336
		261,911
Information Technology — 6.0%
84,000	Apple, Inc., 3.35%, 2/09/27	81,970
84,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.88%, 1/15/27	82,345
84,000	Oracle Corp., 5.38%, 7/15/40	81,963
		246,278
Materials — 2.2%
63,000	Dow Chemical Co. (The), 3.60%, 11/15/50	45,238
49,000	Sherwin-Williams Co. (The), 2.95%, 8/15/29	45,145
		90,383
Real Estate — 2.8%
126,000	Equinix, Inc., 3.20%, 11/18/29	116,429
Utilities — 4.5%
112,000	NextEra Energy Capital Holdings, Inc., 2.25%, 6/01/30	97,586
91,000	Pacific Gas and Electric Co., 4.55%, 7/01/30	88,066
		185,652
Total Corporate Bonds (Cost $2,755,253)		$2,811,371

Strategy Shares Gold-Hedged Bond ETF (GOLY) (Continued)	July 31, 2024 (Unaudited)

Principal Amount		Value
Yankee Dollars — 4.6%
Communication Services — 2.3%
77,000	Orange SA, 9.00%, 3/01/31	$93,439
Financials — 2.3%
84,000	Shell International Finance BV, 6.38%, 12/15/38	95,222
Yankee Dollars — 4.6%— (Continued)
Financials — 2.3%, (continued)
Total Yankee Dollars (Cost $183,611)		$188,661
Total Investments — 72.8%
(Cost $2,938,864)		$3,000,032
Other Assets less Liabilities — 27.2%		1,120,715
Net Assets — 100.0%		$4,120,747

*	Portfolio of Investments is presented on a consolidated basis.

BV — Besloten Vennootschap (Dutch private limited company)

LLC — Limited Liability Corporation

LP — Limited Partnership

SA— Societe Anonyme (French public limited company)

Total Return Swap Agreements

Pay/ Receive	Financing Rate	Description	Counterparty	Payment Frequency	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Receive	Effective Federal Funds Rate(a) + 60 bps	iShares Gold Trust	BNP Paribas SA	Monthly	5/22/25	$4,043,653	$80,530
Receive	Effective Federal Funds Rate(a)	iShares IBoxx $ Investment Grade Corporate Bond	BNP Paribas SA	Monthly	5/22/25	898,973	9,093
							$89,623

(a)	The Effective Federal Funds Rate at July 31, 2024 was 5.33%.

Strategy Shares Nasdaq 7HANDL™Index ETF (HNDL)	July 31, 2024 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Value
Exchange-Traded Funds	99.4%
U.S. Treasury Obligation	0.6%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Principal Amount		Value
U.S. Treasury Obligation — 0.6%
$5,000,000	U.S. Treasury Bill, 4.79%^, 7/10/25+	$4,783,203
Total U.S. Treasury Obligation (Cost $4,781,671)		$4,783,203
Shares		Value
Exchange-Traded Funds — 95.1%
1,212,223	Alerian MLP ETF	$58,283,682
583,557	Dimensional Core Fixed Income ETF	24,690,297
1,478,453	Global X U.S. Preferred ETF	29,199,447
287,265	Invesco NASDAQ 100 ETF	55,660,466
183,490	Invesco Taxable Municipal Bond ETF	4,965,239
33,091	iShares Core S&P 500 ETF	18,309,912
909,926	iShares Core U.S. Aggregate Bond ETF	90,182,766
105,282	iShares MBS ETF	9,888,085
770,058	JPMorgan Equity Premium Income ETF	44,262,934
329,379	Schwab 5-10 Year Corporate Bond ETF	14,845,112
1,701,028	Schwab U.S. REIT ETF	36,384,989
3,517,879	SPDR Portfolio Aggregate Bond ETF	89,987,345
294,785	SPDR Portfolio S&P 500 ETF	19,078,485
284,271	Utilities Select Sector SPDR Fund ETF	20,692,086
264,706	Vanguard Dividend Appreciation ETF	50,238,552
37,600	Vanguard S&P 500 ETF	19,022,968
1,225,768	Vanguard Total Bond Market ETF	90,118,463
1,215,237	WisdomTree U.S. Efficient Core Fund ETF	54,394,008
1,093,418	Xtrackers USD High Yield Corporate Bond ETF	39,472,390
Total Exchange-Traded Funds (Cost $751,555,049)		$769,677,226
Total Investments — 95.7%
(Cost $756,336,720)		$774,460,429
Other Assets less Liabilities — 4.3%		34,867,340
Net Assets — 100.0%		$809,327,769

^	Reflects the effective yield or interest rate in effect at July 31, 2024.

+	This security has been pledged as collateral for amounts owed by the Fund for swap agreements.

ETF — Exchange-Traded Fund

MBS — Mortgage-Backed Security

MLP — Master Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipts

USD — United States Dollar

Strategy Shares Nasdaq 7HANDL™Index ETF (HNDL) (Continued)	July 31, 2024 (Unaudited)

Total Return Swap Agreements

Pay/ Receive	Financing Rate	Description	Counterparty	Payment Frequency	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Receive	Effective Federal Funds Rate(a) + 85 bps	Nasdaq 7HANDLTM Index	Canadian Imperial Bank of Commerce	Monthly	8/29/24	$11,038,179	$77,031
Receive	Effective Federal Funds Rate(a) + 85 bps	Nasdaq 7HANDLTM Index	BNP Paribas SA	Monthly	1/14/25	240,538,241	744,956
Receive	Effective Federal Funds Rate(a) + 75 bps	Nasdaq 7HANDLTM Index	Canadian Imperial Bank of Commerce	Monthly	2/4/25	53,560,120	177,676
							$999,663

(a)       The Effective Federal Funds Rate at July 31, 2024 was 5.33%.

SA — Societe Anonyme (French public limited company)

Strategy Shares Newfound/ReSolve Robust Momentum ETF (ROMO)	July 31, 2024 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 99.8%
3,025	iShares 1-3 Year Treasury Bond ETF	$249,079
2,530	iShares 7-10 Year Treasury Bond ETF	243,057
5,555	iShares Core MSCI EAFE ETF	415,403
73,370	iShares Core S&P 500 ETF	40,597,088
Total Exchange-Traded Funds (Cost $34,936,651)		$41,504,627
Total Investments — 99.8%
(Cost $34,936,651)		$41,504,627
Other Assets less Liabilities — 0.2%		82,157
Net Assets — 100.0%		$41,586,784

ETF — Exchange-Traded Fund

MSCI EAFE — Morgan Stanley Capital International Europe, Australasia and Far East

S&P — Standard and Poor’s